Discontinued operations (Details) - Discontinued operations - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
ifrs Statement [Line Items]
Interest and similar income	£ 14
Interest and similar expense	(3)
Net interest income	11	£ 11
Fee and commission income	106
Fee and commission expense	(180)
Net fee and commission income	(74)
Net trading income	(790)
Insurance premium income	2,714
Other operating income	205
Other income	2,055
Total income	2,066	703
Insurance claims	(1,363)
Total income, net of insurance claims	703
Operating expenses	(333)	(333)
Trading surplus	370	£ 370
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380
Taxation	66
Profit after tax from discontinued operations	£ 1,314